Goodwill and intangible assets - Schedule of weighted average remaining amortization period (Details) - Weighted average	12 Months Ended
Dec. 31, 2025
Customer relationships
Intangible assets
Remaining amortization period (in years)	11 years
Patents and licenses
Intangible assets
Remaining amortization period (in years)	7 years
Technologies and IPR&D
Intangible assets
Remaining amortization period (in years)	3 years
Tradenames and other
Intangible assets
Remaining amortization period (in years)	2 years